Debt - Additional Information (Details) - Wag Labs, Inc. - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2021	Aug. 31, 2021	Aug. 31, 2020	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2010
Debt Instrument [Line Items]
Letters of credit outstanding				$ 0.8	$ 0.8	$ 0.8
PPP Loan
Debt Instrument [Line Items]
Loan proceeds			$ 5.1
Applied loan forgiveness amount		$ 3.5
Loan forgiveness amount	$ 3.5
Term of loan (in years)			5 years	5 years
Fixed annual interest rate			1.00%	1.00%